TAXES ON INCOME - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before taxes on income, as reported in the consolidated statements of income	$ 345,332	$ 240,619	$ 237,188
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Preferred Enterprise / Preferred Technology Enterprise benefits	(3.30%)	(2.20%)	(3.80%)
Changes in valuation allowance	0.50%	1.00%	0.50%
Earnings taxed under foreign law	0.70%	0.20%	(0.50%)
Tax settlements and other adjustments	0.40%	(1.80%)	(0.60%)
Intangible assets transfer	0.00%	(1.70%)	0.10%
Other	1.70%	(1.30%)	(1.50%)
Effective tax rate	23.00%	17.20%	17.20%